UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-06727

Dominion Funds

(Exact name of registrant as specified in charter)

35 Old Tavern Rd, 2nd Floor Orange, CT

    06477

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Blvd. Hauppauge, NY 11788

          (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 3/31/12

Item 1.  Schedule of Investments.

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
	Shares	Market Value

COMMON STOCK - 97.66%
AEROSPACE/DEFENSE - 7.87%
General Dynamics Corp.	5,473	$ 401,609
Lockheed Martin Corp.	4,909	441,123
Rockwell Collins, Inc.	6,487	373,392
Teledyne Technologies, Inc. *	6,640	418,652
		1,634,776
BANKS - 3.96%
Barclays PLC - ADR	24,682	373,932
Credicorp Ltd.	3,406	448,979
		822,911
BEVERAGES - 1.84%
Coca-Cola Co.	5,168	382,484

BIOTECHNOLOGY - 1.92%
Medicines Co. *	19,843	398,249

CHEMICALS - 4.85%
PPG Industries, Inc.	4,439	425,256
Terra Nitrogen Co. LP	2,315	581,065
		1,006,321
COMMERCIAL SERVICES - 5.54%
Bridgepoint Education, Inc. *	15,354	380,011
Deluxe Corp.	16,022	375,235
H&R Block, Inc.	24,071	396,449
		1,151,695
COMPUTERS - 1.76%
SanDisk Corp. *	7,389	366,420

ELECTRONICS - 2.28%
Amphenol Corp.	7,926	473,737

FOOD - 1.79%
Campbell Soup Co.	10,992	372,079

FOREST PRODUCTS & PAPER - 6.50%
Buckeye Technologies, Inc.	13,200	448,404
Domtar Corp.	4,523	431,404
International Paper Co.	13,397	470,235
		1,350,043
HEALTHCARE-SERVICES - 6.49%
Lincare Holdings, Inc.	14,387	372,336
UnitedHealth Group, Inc.	7,120	419,653
WellCare Health Plans, Inc. *	7,728	555,489
		1,347,478
INSURANCE - 1.84%
Amtrust Financial Services, Inc.	14,254	383,148

INTERNET - 2.07%
ValueClick, Inc. *	21,761	429,562

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012
	Shares	Market Value

LODGING - 2.29%
Intercontinental Hotels Group PLC - ADR	20,495	$ 475,894

MACHINERY-CONSTRUCTION & MINING - 1.99%
Caterpillar, Inc.	3,888	414,150

MISCELLANEOUS MANUFACTURING - 3.63%
Dover Corp.	6,191	389,662
Hillenbrand, Inc.	15,840	363,528
		753,190
OIL & GAS - 1.95%
Exxon Mobil Corp.	4,660	404,162

PHARMACEUTICALS - 3.58%
AmerisourceBergen Corp.	9,521	377,793
AstraZeneca PLC - ADR	8,201	364,862
		742,655
PIPELINES - 2.13%
Sunoco Logistics Partners LP	11,685	441,810

RETAIL - 15.36%
Advance Auto Parts, Inc.	5,914	523,803
Aeropostale, Inc. *	19,842	428,984
ANN, Inc *	15,435	442,058
Big Lots, Inc. *	9,923	426,887
Brinker International, Inc.	14,187	390,852
Dillard's, Inc.	6,305	397,341
Pier 1 Imports, Inc. *	31,921	580,324
		3,190,249
SEMICONDUCTORS - 14.04%
Analog Devices, Inc.	9,933	401,293
Avago Technologies Ltd.	10,418	405,989
Entegris, Inc. *	41,253	385,303
KLA-Tencor Corp.	8,403	457,291
Novellus Systems, Inc. *	9,579	478,088
QLogic Corp. *	22,459	398,872
Xilinx, Inc.	10,650	387,979
		2,914,815
TELECOMMUNICATIONS - 1.79%
Rogers Communications, Inc.	9,380	372,386

TOYS/GAMES/HOBBIES - 2.19%
Mattel, Inc.	13,489	454,040

TOTAL COMMON STOCK		20,282,254
( Cost - $18,342,392)

TOTAL INVESTMENTS - 97.66%
( Cost - $18,342,392) (a)		$ 20,282,254
OTHER ASSETS LESS LIABILITIES - 2.34%		485,553
NET ASSETS - 100.00%		$ 20,767,807
Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

*Non-income producing security.
ADR- American Depositary Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ 2,016,036
Unrealized depreciation		(76,174)
Net unrealized appreciation		$ 1,939,862

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 20,282,254	$ -	$ -	$ 20,282,254
Total	$ 20,282,254	$ -	$ -	$ 20,282,254

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds

By (Signature and Title)

/s/Paul Dietrich

       Paul Dietrich, President/Treasurer

Date

5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

        Paul Dietrich, President/Treasurer

Date

5/30/12